Goodwill and Internal Use Software and Other Intangible Assets, Net - Schedule of Assets and Liabilities Acquired (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Apr. 30, 2023	Mar. 31, 2023	Jan. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Goodwill	$ 32,390	$ 31,354	$ 32,162		$ 19,369		$ 17,388	$ 18,674
Goodholm Finance Ltd
Business Acquisition [Line Items]
Cash and cash equivalents						$ 283
Property and equipment						20
Indefinite lived intangibles - Licenses						1,186
Goodwill						1,741
Other assets						65
Accounts payable and accrued expenses						(161)
Other liabilities						(193)
Net assets acquired						$ 2,941
Birmingham Bank Ltd
Business Acquisition [Line Items]
Cash and cash equivalents				$ 2,907
Accounts receivable				60
Short-term investments				8,729
Property and equipment				83
Finite lived intangibles				854
Indefinite lived intangibles - Licenses				31
Goodwill				12,300
Other assets				7,530
Accounts payable and accrued expenses				(248)
Customer deposits				(12,374)
Other liabilities				(586)
Net assets acquired				$ 19,286